Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: June 10, 2022

Payment Date	6/15/2022
Collection Period Start	5/1/2022
Collection Period End	5/31/2022
Interest Period Start	5/16/2022
Interest Period End	6/14/2022

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$47,964,769.01	$15,056,662.38	$32,908,106.63	0.080264	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$215,494,769.01	$15,056,662.38	$200,438,106.63

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$222,322,304.50	$206,954,816.41	0.165564
YSOC Amount	$3,763,700.44	$3,452,874.73
Adjusted Pool Balance	$218,558,604.06	$203,501,941.68
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$47,964,769.01	2.51000%	30/360	$100,326.31
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$215,494,769.01			$471,413.97

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$222,322,304.50	$206,954,816.41
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$218,558,604.06	$203,501,941.68
Number of Receivable Outstanding	29,006	28,136
Weight Average Contract Rate	4.50%	4.51%
Weighted Average Remaining Term (months)	25	24

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$819,010.03
Principal Collections	$15,278,895.99
Liquidation Proceeds	$42,274.78
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$16,140,180.80
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$16,140,180.80

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$185,268.59	$185,268.59	$—	$—	$15,954,912.21
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,954,912.21
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,954,912.21
Interest - Class A-3 Notes	$100,326.31	$100,326.31	$—	$—	$15,854,585.90
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$15,588,729.90
First Allocation of Principal	$—	$—	$—	$—	$15,588,729.90
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$15,546,432.90
Second Allocation of Principal	$—	$—	$—	$—	$15,546,432.90
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$15,516,191.57
Third Allocation of Principal	$—	$—	$—	$—	$15,516,191.57
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$15,483,498.24
Fourth Allocation of Principal	$11,992,827.33	$11,992,827.33	$—	$—	$3,490,670.91
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,490,670.91
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$426,835.86
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$426,835.86
Remaining Funds to Certificates	$426,835.86	$426,835.86	$—	$—	$—
Total	$16,140,180.80	$16,140,180.80	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$3,763,700.44
Increase/(Decrease)	$(310,825.71)
Ending YSOC Amount	$3,452,874.73

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$218,558,604.06	$203,501,941.68
Note Balance	$215,494,769.01	$200,438,106.63
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	12	$88,592.10
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	68	$42,274.78
Monthly Net Losses (Liquidation Proceeds)			$46,317.32
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.16)%
Second Preceding Collection Period			(0.09)%
Preceding Collection Period			0.04%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.02%
Cumulative Net Losses for All Periods			$1,727,793.86
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.27%	56	$560,650.37
60-89 Days Delinquent	0.08%	18	$168,677.57
90-119 Days Delinquent	0.03%	4	$57,218.23
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.38%	78	$786,546.17

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$9,108.75
Total Repossessed Inventory		3	$53,562.99

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		22	$225,895.80
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.09%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.21	0.10%	18	0.06%